Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000141687 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000141687 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000141687 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000141687 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000141687 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000141687 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000141687 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000141687 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000141687 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141687 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000141687 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000141687 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000141687 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000141687 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000141687 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000141687 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000141688 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000141688 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000141688 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000141688 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000141688 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000141688 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000141688 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000141688 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000141688 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141688 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000141688 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000141688 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000141688 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000141688 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000141688 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000141688 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000141689 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000141689 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000141689 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000141689 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000141689 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000141689 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000141689 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000141689 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000141689 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000141689 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000141689 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000141689 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000141689 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000141689 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000141689 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000141689 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000244831 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000244831 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000244831 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000244831 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000244831 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000244831 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000244831 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000244831 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000244831 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000244831 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244831 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000244831 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000244831 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244831 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000244831 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000244831 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	0.30%